UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-06604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	02/28(9)
Date of reporting period:	05/31/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Money Market Fund, Inc.
May 31, 2019 (Unaudited)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)		Value ($)
Commercial Paper - 36.3%
Commonwealth Bank of Australia , 3
Month LIBOR +.10%	2.70	7/4/19	5,000,000	[a,b]	4,999,784
Credit Suisse (New York)	2.70	9/3/19	2,000,000	[c]	1,986,213
HSBC Bank , 1 Month LIBOR +.13%	2.56	6/27/19	6,000,000	[a,b]	6,000,000
JP Morgan Securities , 3 Month LIBOR
+.15%	2.74	7/1/19	5,000,000	[a,b]	5,000,000
Lloyds Bank , 3 Month LIBOR +.02%	2.54	8/29/19	5,000,000	[a]	5,000,000
Lloyds Bank , 3 Month LIBOR +.12%	2.71	7/9/19	1,000,000	[a]	1,000,000
Prudential Funding	2.42	6/5/19	7,000,000	[c]	6,998,141
Royal Bank of Canada , 3 Month LIBOR
+.09%	2.67	7/24/19	7,000,000	[a,b]	7,000,000
Swedbank	2.69	11/4/19	7,000,000	[c]	6,920,527
Toronto-Dominion Bank , 3 Month LIBOR
+.10%	2.70	6/11/19	4,000,000	[a,b]	4,000,000
United Overseas Bank	2.51	7/22/19	5,000,000	[c]	4,982,504
Total Commercial Paper
(cost $53,887,169)					53,887,169
Negotiable Bank Certificates of Deposit - 31.0%
Bank of Montreal , 3 Month LIBOR +.06%	2.64	8/5/19	4,000,000	[a]	4,000,000
Bank of Nova Scotia , 1 Month LIBOR
+.31%	2.76	6/12/19	6,000,000	[a]	6,000,000
Canadian Imperial Bank of Commerce , 1
Month LIBOR +.18%	2.63	6/14/19	4,000,000	[a,b]	4,000,000
MUFG Bank , 1 Month LIBOR +.33%	2.80	6/10/19	7,000,000	[a]	7,000,000
Norny	2.57	7/3/19	7,000,000		7,000,000
Ocbcny	2.58	10/2/19	1,000,000		1,000,000
Skandinaviska Enskilda Banken AB/New
York, 1 Month LIBOR +.11%	2.54	6/26/19	2,000,000	[a,b]	2,000,000
Sumibk	2.47	7/22/19	5,000,000		5,000,000
Svenska Handelsbanken/New York , 1
Month LIBOR +.10%	2.54	6/17/19	5,000,000	[a,b]	5,000,000
Wells Fargo Bank , 3 Month LIBOR +.18%	2.70	6/24/19	5,000,000	[a]	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $46,000,000)					46,000,000
Time Deposits - 14.1%
Australia & New Zealand Banking Group
(Cayman)	2.38	6/3/19	7,000,000		7,000,000
Credit Industriel Et Commercial
(Cayman)	2.32	6/3/19	7,000,000		7,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized	Maturity	Principal
Description	Yield (%)	Date	Amount ($)	Value ($)
Time Deposits - 14.1% (continued)
Natixis New York (Cayman)	2.35	6/3/19	7,000,000	7,000,000
Total Time Deposits
(cost $21,000,000)				21,000,000
Repurchase Agreements - 16.8%
Fixed Income Clearing Corporation,Tri-
Party Agreement thru BNY Mellon,
2.48%, dated 5/31/19, due 6/3/19 in
the amount of $25,005,166 (fully
collateralized $23,405,000 U.S.
Treasuries, 3%, due 2/15/49, value
$25,500,114)
(cost $25,000,000)	2.48	6/3/19	25,000,000	25,000,000
Total Investments (cost $145,887,169)			98.2%	145,887,169
Cash and Receivables (Net)			1.8%	2,683,953
Net Assets			100.0%	148,571,122

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities amounted to $37,999,784 or 25.58% of net assets.

[c]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Money Market Fund, Inc.
May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	145,887,169
Level 3 - Significant Unobservable Inputs	-
Total	145,887,169

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the

NOTES

fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 15, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      July 15, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)